Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	December 31,
	2024	2023

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	84,480	129,968
Bank deposits maturing in three months or less	69,478	153,621
	153,958	283,589
Short-term Investments
Bank deposits maturing over three months (note)	682,152	602,747
	836,110	886,336

Note: The maturities for short-term investments ranged from 91 to 186 days and 91 to 187 days for the years ended December 31, 2024 and 2023 respectively.

	December 31,
	2024	2023

	(in US$’000)
US$	795,566	836,718
RMB	37,906	45,772
Hong Kong dollar (“HK$”)	2,396	3,114
	£212	713
Others	30	19
	836,110	886,336